Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Investments
Schedule of changes in the Group's long-term investments

	Cost Method/
	Equity Securities		Available-for-Sale
	Without Readily		Securities/Equity Securities With
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total

	(In thousands)
Balance at December 31, 2017	$420,356	$27,702	$4,279	$452,337
Investments made/transferred from prepayments	134,797	97,337	—	232,134
Income from equity method investment	—	57	—	57
Dividend received from equity method investment	—	(657)	—	(657)
Disposal of investments	—	(1,623)	—	(1,623)
Impairment on investments	(23,557)	—	—	(23,557)
Fair value change through earnings (including adjustment of subsequent price changes)	42,877	—	(2,803)	40,074
Currency translation adjustment	(3,854)	(325)	—	(4,179)
Balance at December 31, 2018	$570,619	$122,491	$1,476	$694,586
Investments made/transferred from prepayments	268,734	91,869	15,017	375,620
Loss from equity method investment	—	(13,198)	—	(13,198)
Dividend received from equity method investment	—	(932)	—	(932)
Disposal of investments	(1,724)	(165)	—	(1,889)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(81,385)	—	81,385	—
Impairment on investments	(230,859)	—	—	(230,859)
Fair value change through earnings (including adjustment of subsequent price changes)	35,838	—	171,600	207,438
Currency translation adjustment	(2,621)	(686)	—	(3,307)
Balance at December 31, 2019	$558,602	$199,379	$269,478	$1,027,459
Investments made/transferred from prepayments	134,925	92,925	30,500	258,350
Income from equity method investment	—	10,434	—	10,434
Dividend received from equity method investment	—	(320)	—	(320)
Disposal of investments	(2,067)	—	(48,334)	(50,401)
Impairment on investments	(126,820)	—	—	(126,820)
Fair value change through earnings (including adjustment of subsequent price changes)	(2,462)	—	37,577	35,115
Currency translation adjustment	16,906	8,743	—	25,649
Balance at December 31, 2020	$579,084	$311,161	$289,221	$1,179,466

Schedule of the total carrying value of the equity securities accounted for measurement alternative

The following table summarizes the total carrying value of the equity investments accounted for under measurement alternative as of December 31, 2019 and 2020, respectively, including cumulative upward and downward adjustments made to the initial cost basis of the securities (in thousands):

Cumulative Results
Initial cost basis	$738,035
Upward adjustments	81,458
Downward adjustments (impairment only)	(254,416)
Foreign currency translation	(6,475)
Total carrying value at December 31, 2019	$558,602

Initial cost basis	$870,893
Upward adjustments	81,458
Downward adjustments	(383,698)
Foreign currency translation	10,431
Total carrying value at December 31, 2020	$579,084

Schedule of the carrying amount and fair value of the marketable security

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In thousands)
Showworld	$81,385	$176,169	$—	$257,554
Other marketable securities	20,292	513	(8,881)	11,924
December 31, 2019	$101,677	$176,682	$(8,881)	$269,478
Showworld	$81,385	$204,675	$—	$286,060
Other marketable securities	15,274	—	(12,113)	3,161
December 31, 2020	$96,659	$204,675	$(12,113)	$289,221